Condensed Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Feb. 09, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	30,113,582	29,959,060		15,632,809
Common stock, shares outstanding (in shares)	30,113,582	29,959,060		15,316,721